Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Carrying amount of Intangible Assets

The following table summarizes the carrying amount of intangible assets comprise:

	As of March 31, 2012
	Gross carrying value	Accumulated amortization	Net carrying value
	US$	US$	US$
Customer contracts	14,547	6,465	8,082
Intellectual property	3,060,969	583,042	2,477,927

Total intangible assets, net	3,075,516	589,507	2,486,009

	As of March 31, 2013
	Gross carrying value	Accumulated amortization	Net carrying value
	US$	US$	US$
Customer contracts	13,684	10,642	3,042
Intellectual property	2,879,190	959,730	1,919,460

Total intangible assets, net	2,892,874	970,372	1,922,502

Aggregate Estimated Amortization Expense for Intangible Assets

The aggregate estimated amortization expense for intangible assets for each of the five succeeding fiscal years is given in the table below:

Year ending March 31,	US$
2014	414,354
2015	411,313
2016	411,313
2017	411,313
2018	274,209